Note 4 - Investment and Equity Securities - Amortized Cost and Fair Values of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost	$ 192,998	$ 165,817
Gross unrealized gains	52	4,922
Gross unrealized losses	(28,083)	(540)
Investment securities available for sale, at fair value	164,967	170,199
Subordinated Debt Securities [Member]
Amortized cost	32,300	32,300
Gross unrealized gains	3	356
Gross unrealized losses	(2,139)	(119)
Investment securities available for sale, at fair value	30,164	32,537
Taxable Municipal Bonds [Member]
Amortized cost	500	500
Gross unrealized gains	0	2
Gross unrealized losses	0	0
Investment securities available for sale, at fair value	500	502
Nontaxable Municipal Bonds [Member]
Amortized cost	151,896	122,877
Gross unrealized gains	49	4,307
Gross unrealized losses	(25,111)	(341)
Investment securities available for sale, at fair value	126,834	126,843
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	8,302	10,140
Gross unrealized gains	0	257
Gross unrealized losses	(833)	(80)
Investment securities available for sale, at fair value	$ 7,469	$ 10,317